UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
12/31/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.7%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$1,750,000	$1,902,810

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6 1/2s, 10/1/53	BBB-	1,000,000	1,170,600

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	4,059,650

			7,133,060
Arizona (1.8%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29 (escrow)(F)	D/P	2,850,000	8,519

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	2,000,000	2,201,100

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	3,500,000	3,849,685

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	3,300,000	3,837,900

Mesa, St. & Hwy. Rev. Bonds
5s, 7/1/22	AA	2,000,000	2,375,320
5s, 7/1/21	AA	1,500,000	1,753,950

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 5s, 7/1/44	BB+	1,000,000	1,017,290

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	Baa1	1,750,000	2,134,790

			17,178,554
California (10.9%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB+/F	1,300,000	1,395,108

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K, 4 3/4s, 8/1/36	A	5,750,000	5,757,418

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/37	A-	1,525,000	1,578,146
U.S. Govt. Coll., 5 1/4s, 2/1/37 (Prerefunded 2/1/17)	AAA/P	1,075,000	1,128,320

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5 7/8s, 10/1/34	Baa1	1,500,000	1,615,830

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	5,000,000	5,864,700
5 3/4s, 4/1/31	Aa3	15,000,000	17,242,200
5 1/2s, 3/1/40	Aa3	10,300,000	11,929,975

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley)
5s, 12/1/29	AAA	175,000	189,746
U.S. Govt. Coll., 5s, 12/1/29 (Prerefunded 6/1/18)	AA+	4,825,000	5,299,008

CA State Edl. Fac. Auth. Rev. Bonds
(Pacific U.), Ser. A, 5s, 11/1/30	A2	750,000	851,805
(Santa Clara U.), 5s, 4/1/23	Aa3	375,000	459,773

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds (Science Ctr. Phase II), Ser. B, FGIC, NATL, 5s, 5/1/23	AA-	640,000	648,614

CA State Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	3,000,000	3,230,220

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	2,000,000	2,346,140
Ser. A-1, 6s, 3/1/35	A1	3,100,000	3,628,147
(Capital Projects), Ser. A, 5s, 4/1/29	A1	3,605,000	4,238,326

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	655,000	663,718
AGM, 5s, 11/15/44	AA	1,500,000	1,684,620

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5s, 9/1/35	A-	585,000	637,697

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. B, 5s, 5/15/33	AA-	1,000,000	1,148,210
5s, 5/15/30	AA	2,000,000	2,289,260

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/26	Aa2	5,000,000	5,630,350

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	BBB+	2,250,000	3,160,868

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds, Ser. A, 5s, 8/1/40	BBB+/P	1,000,000	1,121,060

Port of Oakland, Rev. Bonds, Ser. P, 5s, 5/1/33	A+	1,240,000	1,369,716

Riverside Cnty., Asset Leasing Corp. Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	AA-	4,000,000	2,924,080

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	AA-	7,500,000	6,236,700

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/25	A3	1,000,000	1,144,110

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/26 (Prerefunded 8/1/16)	Aa3	9,560,000	5,864,582

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6 1/4s, 10/1/40	A	1,375,000	1,703,914

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	2,000,000	2,215,820

			105,198,181
Colorado (2.0%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5 1/2s, 6/1/33	Baa1	650,000	746,213
(Valley View Assn.), 5 1/4s, 5/15/42	A-	1,500,000	1,564,755
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5 1/4s, 6/1/22	Baa1	290,000	295,655
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), U.S. Govt. Coll., 5 1/4s, 6/1/22 (Prerefunded 6/1/16)	AAA/P	710,000	723,724
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5s, 6/1/45	Baa1	2,000,000	2,155,380
(Valley View Hosp. Assn.), 5s, 5/15/45	A-	1,000,000	1,117,090
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/35	BBB+/F	1,000,000	1,065,580
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB+/F	1,650,000	1,746,558
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5s, 6/1/16	Baa1	210,000	213,633

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5 1/2s, 11/15/31	A2	1,925,000	2,236,215

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	13,000,000	6,301,750

Park Creek Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5s, 12/1/45	BBB/F	225,000	250,839

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	841,838

			19,259,230
Connecticut (0.4%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. V-2, 0.01s, 7/1/36	VMIG1	3,985,000	3,985,000

			3,985,000
Delaware (0.8%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,700,000	1,885,997
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	4,200,000	4,338,600

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.01s, 10/1/38	VMIG1	1,540,000	1,540,000

			7,764,597
District of Columbia (2.8%)

DC G.O. Bonds, Ser. C, 5s, 6/1/38	Aa1	2,000,000	2,322,500

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB	5,000,000	5,336,550
(Kipp Charter School), 6s, 7/1/33	BBB+	950,000	1,090,391

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5s, 2/1/25	AA-	1,035,000	1,038,012

DC U. Rev. Bonds (Gallaudet U.)
5 1/2s, 4/1/41	A+	2,000,000	2,256,020
5 1/2s, 4/1/34	A+	1,000,000	1,150,050

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. B
5s, 10/1/37	AA	3,135,000	3,684,001
5s, 10/1/35	AA	5,000,000	5,917,500

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	4,050,090

			26,845,114
Florida (5.9%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7s, 4/1/39 (Prerefunded 4/1/19)	A3	4,000,000	4,738,320

Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26 (Prerefunded 10/1/16)	A1	2,500,000	2,580,850

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4 1/4s, 5/1/34	A-	890,000	904,107

FL Hsg. Fin. Corp. Rev. Bonds
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aaa	20,000	20,000
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC Coll., 4.95s, 7/1/37	Aaa	800,000	800,184

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	3,300,000	3,578,751

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	AA-	10,000,000	10,327,200

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40	A2	2,175,000	2,416,316

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25 (Prerefunded 10/1/16)	Aa2	5,500,000	5,684,085

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5s, 7/1/42	AA	3,000,000	3,330,720

Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5s, 10/1/41	A2	5,000,000	5,383,250
Ser. A, 5s, 10/1/38	A	1,750,000	1,960,315
5s, 10/1/28	A2	500,000	578,410

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/44	A2	1,000,000	1,121,780

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5s, 8/1/34	A-/F	1,800,000	1,955,718

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	5,000,000	5,450,000

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	2,000,000	2,090,740

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5s, 3/1/30	BBB+	480,000	522,806

Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	AA-	3,405,000	3,777,269

			57,220,821
Georgia (3.2%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	Aa3	2,000,000	2,219,860

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds, 5s, 1/1/31	AA-	3,075,000	3,589,632

Atlanta, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 6 1/4s, 11/1/39 (Prerefunded 11/1/19)	Aa3	4,500,000	5,351,355
5s, 11/1/40	Aa3	2,250,000	2,601,518

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	370,000	401,779

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	2,250,000	2,554,830

GA State Private College & U. Auth. Rev. Bonds (Emory U.)
Ser. A, 5s, 10/1/43	Aa2	2,400,000	2,763,072
Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,530,575

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. S, 5 1/2s, 8/15/54	AA-	1,825,000	2,154,321

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	Baa1	370,000	433,459

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7s, 6/15/39	Ba3	2,450,000	2,568,090

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5 1/2s, 7/1/60	A+	3,500,000	3,979,115

			31,147,606
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5s, 10/1/34	Baa2	200,000	217,230
AGM, 5s, 10/1/30	AA	500,000	577,555

			794,785
Illinois (5.6%)

Chicago, G.O. Bonds
Ser. B-2, 5 1/2s, 1/1/37	BBB+	6,000,000	6,281,280
Ser. A, 5 1/4s, 1/1/33	BBB+	1,200,000	1,248,384

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5 1/4s, 12/1/39	BB	3,500,000	3,080,210

Chicago, Motor Fuel Tax Rev. Bonds, AGM
5s, 1/1/33	AA	1,000,000	1,053,800
5s, 1/1/30	AA	200,000	212,852

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	1,650,000	1,918,406
Ser. F, 5s, 1/1/40	A2	3,700,000	3,931,694

Chicago, Transit Auth. Rev. Bonds (Federal Transit Administration Section 5307), 5s, 6/1/18	A	2,500,000	2,689,100

Chicago, Waste Wtr. Transmission Rev. Bonds
5s, 1/1/44	A	3,000,000	3,188,580
(2nd Lien), 5s, 1/1/39	A	2,720,000	2,906,293

Chicago, Wtr. Wks Rev. Bonds, AGM, 5s, 11/1/25	AA	4,750,000	5,052,480

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, U.S. Govt. Coll., 7 1/4s, 11/1/38 (Prerefunded 11/1/18)	Aaa	2,520,000	2,952,104
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44 (Prerefunded 8/15/19)	AAA/P	5,500,000	6,607,975
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,263,426
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	1,000,000	1,057,770
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,062,780
(Newman Foundation), Radian Insd., 5s, 2/1/32	AA	3,000,000	3,042,660

IL State G.O. Bonds, 5s, 8/1/21	A-	2,250,000	2,479,185

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22 (Prerefunded 7/1/16)	AA	1,000,000	1,022,370

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,541,150

Springfield, Elec. Rev. Bonds, AGM, 5s, 3/1/40	AA	500,000	561,615

			54,154,114
Indiana (2.2%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A3	6,150,000	7,111,245

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (3/1/16) (Republic Svcs., Inc.), 0.58s, 12/1/37	A-2	2,750,000	2,749,835

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B, 5s, 2/1/27	BBB+	935,000	1,049,622

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	4,500,000	4,680,900

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1	2,500,000	2,662,900
NATL, 5.6s, 11/1/16	AA-	2,750,000	2,853,620

			21,108,122
Iowa (0.3%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,535,500

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	750,000	718,418

			3,253,918
Kansas (0.3%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	2,900,000	3,049,147

			3,049,147
Kentucky (1.0%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,400,000	1,626,744

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa3	855,000	908,848

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,114,280

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5s, 7/1/31	A+	415,000	475,436
5s, 7/1/30	A+	1,000,000	1,149,670

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	A	1,000,000	1,126,100

			9,401,078
Louisiana (0.5%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A2	2,500,000	2,507,275

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5s, 5/15/47	Baa1	1,075,000	1,155,571

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/23	A	1,200,000	1,389,108

			5,051,954
Maryland (0.6%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	1,100,000	1,259,335

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Meritus Med. Ctr.), 5s, 7/1/40	BBB	1,250,000	1,366,450
(Peninsula Regl. Med. Ctr.), 5s, 7/1/39	A2	2,750,000	3,071,970

			5,697,755
Massachusetts (4.9%)

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	6,750,000	7,497,495

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39 (Prerefunded 10/15/19)	BBB	920,000	1,149,420
(Berklee College of Music), 5 1/4s, 10/1/41	A2	5,500,000	6,284,410
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,427,941
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,115,960

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	2,615,000	2,817,950

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	4,000,000	4,444,120
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,550,000	2,754,918
(Springfield College), 5 1/2s, 10/15/31	Baa1	600,000	655,374
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36 (Prerefunded 7/1/16)	AA	3,305,000	3,378,933
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	4,607,621

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.1s, 12/1/30	Aa3	1,480,000	1,550,093

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5s, 8/15/37	AA+	1,625,000	1,919,791

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
5 1/4s, 7/1/36	A1	2,000,000	2,340,680
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,000,000	2,352,060

			47,296,766
Michigan (2.8%)

Detroit, G.O. Bonds, AMBAC, 5 1/4s, 4/1/24	BB/P	77,500	76,680

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	4,040,000	4,575,987

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 3/8s, 7/1/35	Ba1	1,250,000	1,425,525

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/30	A2	3,000,000	3,494,520

MI State Fin. Auth. Rev. Bonds
Ser. G-5A, AMBAC, 5 1/4s, 4/1/24	A-	422,500	423,531
Ser. H-1, 5s, 10/1/39	AA-	5,250,000	5,901,105
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5s, 7/1/34	BBB+	400,000	446,708
(Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	A-	270,000	305,224
(Local Govt. Loan Program), Ser. F1, 4 1/2s, 10/1/29	A	650,000	699,036

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	2,907,475
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	4,410,000	4,560,822

Oakland U. Rev. Bonds, 5s, 3/1/39	A1	2,000,000	2,248,820

			27,065,433
Minnesota (1.2%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), 6 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	1,035,000	1,167,822

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.01s, 11/15/35	VMIG1	1,800,000	1,800,000

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5s, 11/15/44	A+	1,000,000	1,116,160

Minneapolis, Rev. Bonds (National Marrow Donor Program), U.S. Govt. Coll., 4 7/8s, 8/1/25 (Prerefunded 8/1/18)	BBB+	2,000,000	2,195,560

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), U.S. Govt. Coll., 5 1/4s, 5/15/36 (Prerefunded 11/15/16)	Aaa	2,155,000	2,243,700

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4 1/2s, 10/1/37	Baa3	3,500,000	3,195,745

			11,718,987
Mississippi (1.4%)

Jackson Cnty., Port Fac. VRDN (Chevron USA, Inc.), 0.01s, 6/1/23	P-1	5,190,000	5,190,000

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,170,000	2,195,541

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.01s, 12/1/30	VMIG1	6,000,000	6,000,000

			13,385,541
Missouri (1.1%)

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A	2,000,000	2,192,320

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(WA U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,452,545
(Still U. Hlth. Sciences), 5 1/4s, 10/1/31	A-	1,000,000	1,142,050

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. D, 0.01s, 9/1/30	VMIG1	4,900,000	4,900,000

			10,686,915
Nevada (0.6%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,300,000	1,499,836

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB	865,000	930,351

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.02s, 6/1/42	VMIG1	3,640,000	3,640,000

			6,070,187
New Hampshire (0.2%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	2,214,760

			2,214,760
New Jersey (4.1%)

NJ State Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	4,265,242
(School Facs. Construction), Ser. AA, 5 1/4s, 12/15/33	A3	4,045,000	4,272,572
(School Facs. Construction), Ser. AA, U.S. Govt. Coll., 5 1/4s, 12/15/33 (Prerefunded 6/15/19)	AAA/P	1,455,000	1,649,388

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.6s, 11/1/34	A1	2,000,000	2,233,160
Ser. D, 4 7/8s, 11/1/29	A1	1,100,000	1,183,160

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,460,240

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	3,000,000	3,304,890
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,528,650

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,331,980

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.)
Ser. A, 6s, 6/15/35	A3	3,000,000	3,427,650
Ser. C, AMBAC, zero %, 12/15/24	A3	8,760,000	6,152,936

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	4,750,000	5,181,728

			39,991,596
New Mexico (1.0%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of San Juan, NM), Ser. B, 4 7/8s, 4/1/33	BBB+	2,110,000	2,139,013
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	A2	4,500,000	4,923,180

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/32	BBB-	2,155,000	2,211,483

			9,273,676
New York (6.9%)

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	3,000,000	3,453,870

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	AA-	2,500,000	2,835,650
5s, 11/15/29	AA-	3,000,000	3,511,140

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, 5 1/2s, 11/15/39	AA	2,000,000	2,220,600

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/23	Ba1	300,000	311,442

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, Ser. DD, 5s, 6/15/35	Aa1	2,000,000	2,336,920

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1, 5s, 7/15/40	Aa2	5,000,000	5,768,400

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa2	10,900,000	12,792,349
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa2	7,900,000	8,403,072
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa2	15,000,000	16,675,200

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Brooklyn Law School), Ser. A, 5s, 7/1/23 (Prerefunded 7/1/22)	Baa1	1,000,000	1,218,310

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	569,330
Ser. E, 5s, 2/15/44	AAA	3,500,000	4,009,145

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), 5 1/8s, 7/1/31 (Prerefunded 7/1/19)	Ba2	1,385,000	1,573,111

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BBB-/P	1,300,000	1,300,169

			66,978,708
North Carolina (1.5%)

Charlotte, Wtr. & Swr. Syst. Rev. Bonds, 5s, 7/1/21	Aaa	1,000,000	1,192,380

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,250,000	1,456,100
AMBAC, 6s, 1/1/18 (Escrowed to maturity)	AAA/F	7,000,000	7,699,720

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,521,203

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	1,200,000	1,312,980

			14,182,383
Ohio (2.9%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5 3/4s, 6/1/34	B-	4,000,000	3,490,520

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A
6 1/8s, 7/1/40	BBB-	1,000,000	1,096,410
6s, 7/1/35	BBB-	1,875,000	2,055,956

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 5s, 1/1/32	BBB	1,000,000	1,051,710

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, U.S. Govt. Coll., 5s, 12/1/28 (Prerefunded 12/1/16)	AA+	6,130,000	6,378,142

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. C-2, AGM, 5s, 4/1/24	AA	5,000,000	5,438,550

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5s, 11/1/28	Aaa	825,000	872,949

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5s, 12/31/35	AA	1,750,000	1,955,783

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1, 5 1/4s, 2/15/33	A1	1,775,000	2,057,207

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5 3/4s, 12/1/32	BB/F	1,350,000	1,471,676
(Memorial Hlth. Syst. Oblig. Group), 5 1/2s, 12/1/43	BB/F	145,000	154,657

Youngstown State U. Rev. Bonds, 5s, 12/15/25	A2	2,000,000	2,265,940

			28,289,500
Oklahoma (0.9%)

OK State Tpk. Auth. VRDN, Ser. F, 0.01s, 1/1/28	VMIG1	8,535,000	8,535,000

			8,535,000
Oregon (0.6%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	AA-	2,000,000	2,276,680

OR State G.O. Bonds, Ser. F, 5s, 5/1/39	Aa1	2,635,000	3,100,420

			5,377,100
Pennsylvania (4.8%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,811,717

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes Oblig. Group), Ser. A
5 1/4s, 1/1/19	BBB+/F	1,465,000	1,577,864
5.15s, 1/1/18	BBB+/F	665,000	701,934

Delaware River Port Auth. PA & NJ Rev. Bonds, 5s, 1/1/30	A	6,860,000	7,986,618

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5s, 7/1/29	Baa3	500,000	550,025

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Baa1	5,500,000	5,952,595

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB-	1,275,000	1,326,905

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,491,800

PA State Higher Edl. Fac. Auth. Rev. Bonds (U. of Sciences Philadelphia), 5s, 11/1/42	A3	1,500,000	1,649,700

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95s, 10/1/30	AA+	1,200,000	1,217,688

PA State Pub. School Bldg. Auth. Rev. Bonds (School Dist. Philadelphia)
5s, 4/1/24	Ba2	1,000,000	1,088,590
5s, 4/1/23	Ba2	1,000,000	1,096,240

PA State Tpk. Comm. Rev. Bonds, Ser. A
5s, 12/1/44	A1	5,245,000	5,884,838
5s, 12/1/38	A1	2,250,000	2,552,198

Philadelphia, Gas Wks. Rev. Bonds
5s, 8/1/32	A-	1,000,000	1,139,380
5s, 8/1/31	A-	1,000,000	1,144,680

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 8/1/17 (In default)(NON)	D/P	5,167,643	517

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA	3,000,000	3,285,240

Pittsburgh, G.O. Bonds, Ser. B, 5s, 9/1/25	A1	2,500,000	2,936,025

			46,394,554
Puerto Rico (—%)

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C, 5 1/4s, 8/1/41	Ca	1,000,000	402,500

			402,500
Rhode Island (0.4%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/50	BBB+/F	3,250,000	3,305,965

			3,305,965
South Carolina (1.9%)

Berkeley Cnty., School Dist. Rev. Bonds (Installment Lease Securing Assets for Ed.), 5 1/8s, 12/1/30 (Prerefunded 12/1/16)	Aa3	5,000,000	5,205,700

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	6,000,000	7,143,780
Ser. A, 5 1/2s, 12/1/54	AA-	2,000,000	2,262,520
Ser. A, 5s, 12/1/50	AA-	2,500,000	2,753,950
Ser. A, 5s, 12/1/25	AA-	750,000	915,368

			18,281,318
Tennessee (0.5%)

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5 1/4s, 9/1/20	A3	4,000,000	4,586,240

			4,586,240
Texas (14.6%)

Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25	Aaa	2,000,000	2,088,620

Angleton, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/30 (Prerefunded 2/15/17)	Aaa	3,685,000	3,858,785

Beaumont, Indpt. School Dist. G.O. Bonds (School Bldg.), AGC, 5 1/8s, 2/15/30	AA	2,550,000	2,653,479

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	1,100,000	1,207,635

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,450,000	3,697,262

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	BBB+	650,000	714,610

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	9,954,670

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	5,000,000	5,790,050

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	1,800,000	1,987,920

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5s, 6/1/28	Baa3	1,300,000	1,429,714

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/25	A	3,500,000	3,980,585

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A, 5s, 2/15/32	BBB	1,250,000	1,360,150

Houston, Util. Syst. Rev. Bonds
Ser. A, 5s, 11/15/33	AA	6,500,000	7,395,115
Ser. D, 5s, 11/15/39	Aa2	2,285,000	2,647,744

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6 3/8s, 8/15/44 (Prerefunded 8/15/19)	BBB	1,700,000	2,008,414

Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, AGM, 5s, 10/1/16	AA	750,000	752,333

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.)
PSFG, zero %, 8/15/19	AAA	195,000	174,155
PSFG, U.S. Govt. Coll., zero %, 8/15/19 (Prerefunded 8/15/17)	AAA/P	4,805,000	4,303,694

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5s, 5/15/40	A	750,000	847,395

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	2,250,000	2,476,440

Montgomery Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/21 (Prerefunded 3/1/16)	Aa1	1,750,000	1,762,758

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	750,000	764,903
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	1,085,000	1,165,952

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6 1/2s, 1/1/43	A1	9,700,000	12,251,973
(1st Tier), Ser. A, 6s, 1/1/25	A1	640,000	696,806
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6s, 1/1/25 (Prerefunded 1/1/18)	AAA/P	4,560,000	5,006,287
Ser. A, 5 5/8s, 1/1/33	A1	1,630,000	1,754,418
Ser. A, FHL Banks Coll., FHLMC Coll., U.S. Govt. Coll., 5 5/8s, 1/1/33 (Prerefunded 1/1/18)	A1	1,370,000	1,495,437
Ser. A, NATL, 5 1/8s, 1/1/28	AA-	5,000,000	5,339,100
Ser. D, AGC, zero %, 1/1/28	AA	11,620,000	7,895,674

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6 1/4s, 5/9/53 (In default)(NON)	D/P	46,000	69
Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	700,000	1,050
Ser. A, 6.05s, 11/15/46 (In default)(NON)	D/P	525,000	788
Ser. D, 6.05s, 11/15/46 (In default)(NON)	D/P	91,000	137
Ser. A, 5.15s, 11/15/27 (In default)(NON)	D/P	1,490,000	2,235

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s, 7/1/32	AA	1,415,000	1,496,999

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5s, 10/1/44	BBB+/F	1,000,000	1,054,190

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	1,047,180
5 1/4s, 11/15/22	A-	2,500,000	2,669,700

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/26	Baa1	5,000,000	5,904,400

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6 7/8s, 12/31/39	Baa2	1,650,000	1,968,599

TX State G.O. Bonds, 5s, 4/1/44	Aaa	5,000,000	5,744,400

TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev. Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	443,302	460,028

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	A2	4,000,000	5,014,080

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/29	A3	2,475,000	2,729,232

TX State Trans. Comm. Rev. Bonds, 5s, 4/1/26 (Prerefunded 4/1/16)	Aaa	7,585,000	7,670,483

Victoria, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,527,989

Victoria, Util. Syst. Rev. Bonds, AMBAC, U.S. Govt. Coll., 5s, 12/1/27 (Prerefunded 12/1/17)	AA-	3,960,000	4,246,862

			141,000,499
Utah (0.8%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.01s, 5/15/36	Aa1	5,905,000	5,905,000

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,400,000	1,404,844

			7,309,844
Virginia (2.7%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A2	1,575,000	1,754,440

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (VA United Methodist Homes, Inc.)
5s, 6/1/25	BB+/P	410,000	454,661
5s, 6/1/23	BB+/P	445,000	500,621

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929s, 8/23/27	AA	13,100,000	15,079,279

VA State Small Bus. Fin. Auth. Rev. Bonds (Express Lanes, LLC), 5s, 7/1/34	BBB-	1,200,000	1,280,412

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	6,100,000	6,972,361

			26,041,774
Washington (0.8%)

Port of Seattle, Rev. Bonds, Ser. C, 5s, 4/1/40	A1	1,000,000	1,100,150

WA State G.O. Bonds, Ser. A-1, 5s, 8/1/37	Aa1	1,580,000	1,858,396

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,250,000	1,498,225
Ser. B, NATL, 5s, 2/15/27	AA-	1,930,000	2,027,755
(Central WA Hlth. Svcs. Assn.), 4s, 7/1/36	Baa1	1,620,000	1,609,454

			8,093,980
West Virginia (0.4%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	2,500,000	2,584,125

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa1	1,000,000	1,111,360

			3,695,485
Wisconsin (1.0%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	1,000,000	1,089,850

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	4,025,280

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	3,000,000	3,498,060
(Three Pillars Sr. Living), 5s, 8/15/28	A-/F	1,040,000	1,149,221

			9,762,411
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,414,000

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	3,004,051
5 1/2s, 1/1/33	A2	1,410,000	1,515,637

			7,933,688

Total municipal bonds and notes (cost $866,620,103)			$946,117,846

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		3,500,000	$3,798,550

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	2,157,720

Total preferred stocks (cost $5,500,000)			$5,956,270

TOTAL INVESTMENTS

Total investments (cost $872,120,103)(b)			$952,074,116

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $966,097,114.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $871,449,965, resulting in gross unrealized appreciation and depreciation of $88,262,588 and $7,638,437, respectively, or net unrealized appreciation of $80,624,151.
(NON)	This security is non-income-producing.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	14.8%
	Utilities	14.8
	Health care	12.8
	Prerefunded	12.7
	State debt	12.3

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$946,104,531	$13,315
Preferred stocks	—	5,956,270	—

Totals by level	$—	$952,060,801	$13,315

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016